United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/08

Date of Reporting Period:  Quarter ended 4/30/08

Item 1.                      Schedule of Investments

Federated Government Ultrashort Duration Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—28.2%
	Federal Home Loan Mortgage Corp. ARM—17.6%
$5,423,446	4.707%, 4/1/2038	$5,453,644
6,295,182	5.448%, 8/1/2036	6,409,867
8,855,040	5.558%, 7/1/2036	9,007,108
7,104,254	5.580%, 2/1/2036	7,210,072
1,872,901	5.585%, 3/1/2033	1,884,959
942,147	5.605%, 5/1/2037	957,292
15,337,083	5.791%, 4/1/2037	15,673,364
6,814,631	6.085%, 9/1/2036	6,897,824
1,813,433	6.328%, 7/1/2030	1,814,443
1,460,858	6.735%, 1/1/2027	1,468,528
1,965,251	6.823%, 9/1/2025	1,986,969
670,063	6.914%, 5/1/2033	663,764
172,299	7.189%, 7/1/2033	174,477
	TOTAL	59,602,311
	Federal National Mortgage Association ARM—10.6%
923,581	4.130%, 9/1/2027	919,042
1,687,504	5.340%, 5/1/2036	1,717,546
7,246,340	5.410%, 6/1/2036	7,298,195
10,127,176	5.430%, 6/1/2036	10,287,621
1,836,488	5.480%, 5/1/2040	1,843,935
286,186	5.480%, 5/1/2040	287,280
792,951	5.480%, 8/1/2040	799,109
3,479,881	5.760%, 2/1/2037	3,541,308
3,387,571	5.900%, 4/1/2033	3,423,262
315,087	6.150%, 2/1/2033	319,707
377,670	6.160%, 6/1/2028	380,064
4,204,021	6.210%, 4/1/2024	4,226,823
342,587	6.450%, 12/1/2032	348,163
416,374	6.450%, 7/1/2033	419,454
233,074	7.000%, 8/1/2032	234,903
	TOTAL	36,046,412
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $95,072,502)	95,648,723
	COLLATERALIZED MORTGAGE OBLIGATIONS—21.8%
	Federal Home Loan Mortgage Corp. REMIC—12.6%
9,279,806	Series 3028 FM, 2.966%, 9/15/2035	9,013,110
9,350,576	Series 2777 FK, 3.016%, 2/15/2033	9,105,520
1,179,287	Series 2539 FK, 3.066%, 10/15/2016	1,173,095
6,055,173	Series 2571 FB, 3.066%, 2/15/2018	5,986,273
10,700,640	Series 2812 LF, 3.116%, 6/15/2034	10,510,827
279,818	Series 2395 FT, 3.166%, 12/15/2031	275,378
1,311,906	Series 2359 FA, 3.216%, 2/15/2029	1,307,036
1,574,063	Series 2554 FW, 3.216%, 11/15/2029	1,570,282
286,492	Series 2444 FT, 3.246%, 9/15/2029	286,019
116,391	Series 2452 FG, 3.266%, 3/15/2032	114,827
1,550,494	Series 2396 FL, 3.316%, 12/15/2031	1,530,968
77,945	Series 1640 FA, 3.550%, 12/15/2008	77,953
499,776	Series 1611 JA, 3.625%, 8/15/2023	501,645
557,352	Series 1146 E, 3.800%, 9/15/2021	557,452
636,666	Series 2389 CD, 6.000%, 3/15/2016	645,137
	TOTAL	42,655,522
	Federal National Mortgage Association REMIC—8.9%
1,067,849	Series 1998-22 FA, 3.132%, 4/18/2028	1,049,858
4,531,683	Series 2006-104 FC, 3.145%, 11/25/2036	4,431,077
9,103,438	Series 2004-91 HF, 3.195%, 11/25/2034	8,855,668
2,573,721	Series 2003-15 FW, 3.245%, 12/25/2016	2,560,088
104,810	Series 2002-39 FB, 3.282%, 3/18/2032	103,311
471,710	Series 2002-58 LF, 3.295%, 1/25/2029	470,952
3,105,242	Series 2002-82 FK, 3.345%, 10/25/2031	3,076,581
1,442,706	Series 2002-74 FV, 3.345%, 11/25/2032	1,421,411
7,213,505	Series 2004-51 FO, 3.345%, 7/25/2034	7,085,486
406,266	Series 2001-34 FL, 3.395%, 8/25/2031	400,325
551,463	Series 2001-68 FD, 3.395%, 12/25/2031	542,806
213,145	Series 1993-220 FA, 3.506%, 11/25/2013	212,418
	TOTAL	30,209,981
	Government National Mortgage Association REMIC--0.3%
780,367	Series 2001-21 FB, 3.113%, 1/16/2027	768,726
308,989	Series 1999-43 FA, 3.163%, 11/16/2029	299,455
	TOTAL	1,068,181
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $75,253,691)	73,933,684
	GOVERNMENT AGENCIES—13.3%
	Federal Home Loan Bank System Notes –2.8%
500,000	2.45% 4/21/2009	500,187
1,000,000	2.51% 4/24/2009	1,001,154
2,500,000	2.80% 2/06/2009	2,505,288
500,000	2.90%, 5/19/2009	500,315
500,000	4.25%, 5/15/2009	509,936
1,500,000	4.35% 12/12/2008	1,504,306
2,000,000	4.59% 10/17/2008	2,023,328
1,000,000	5.125% 8/08/2008	1,007,776
	TOTAL	9,552,290
	Federal Home Loan Bank System Floating Rate Notes --8.1%[1]
2,000,000	2.370%, 1/28/2009	1,999,998
1,000,000	2.558%, 7/07/2009	1,000,277
2,000,000	2.631%, 7/17/2009	2,001,111
5,000,000	2.860%, 5/20/2009	5,002,639
2,500,000	2.865%, 5/18/2009	2,501,554
2,000,000	2.890%, 5/20/2009	2,001,265
4,000,000	2.889%, 3/05/2009	4,002,275
5,000,000	2.935%, 8/15/2008	5,002,907
1,000,000	2.945%, 2/18/2009	1,001,545
3,000,000	2.952%, 2/23/2009	3,001,643
	TOTAL	27,515,214
	Federal Home Loan Mortgage Corp. Notes--0.4%
1,500,000	4.370%, 1/16/2009	1,505,562
	Federal Home Loan Mortgage Corp. Discount Note --0.7%[2]
2,500,000	3.840%, 7/7/2008	2,492,120
	Federal Home Loan Mortgage Corp. Floating Rate Note --0.3%[1]
1,000,000	2.702%, 9/18/2009	999,700
	Federal National Mortgage Association Note--0.2%
575,000	4.300%, 5/5/2008	575,202
	Federal National Mortgage Association Discount Note --0.2%[2]
500,000	4.986%, 5/12/2008	499,791
	Federal National Mortgage Association Floating Rate Note --0.6%[1]
2,000,000	2.450%, 9/3/2009	1,997,462
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $45,065,377)	45,137,341
	MORTGAGE-BACKED SECURITIES--0.3%
	Federal National Mortgage Association --0.3%
69,729	7.500%, 30 Year, 1/1/2032	74,190
1,031,075	7.500%, 30 Year, 8/1/2032	1,096,403
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,171,324)	1,170,593
	REPURCHASE AGREEMENTS—26.0%
6,000,000	Interest in $5,893,000,000 joint repurchase agreement 1.97%, dated 4/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,893,322,478 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $6,011,189,000.	6,000,000
15,000,000	Interest in $3,668,061,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,668,266,819 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $3,741,632,155.	15,000,000
7,437,000	Interest in $4,000,000,000 joint repurchase agreement 2.01%, dated 4/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,000,223,333 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $4,096,848,910.	7,437,000
15,000,000	Interest in $3,500,000,000 joint repurchase agreement 2.00%, dated 4/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $3,500,194,444 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2048 and the market value of those underlying securities was $3,570,198,334.	15,000,000
15,000,000	Interest in $2,500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Deutsche Bank Securities will repurchase securities provided as collateral for $2,500,140,278 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $2,555,836,445.	15,000,000
15,000,000	Interest in $500,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $500,028,056 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $510,599,529.	15,000,000
15,000,000	Interest in $2,000,000,000 joint repurchase agreement 2.02%, dated 4/30/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,112,222 on 5/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,052,283,993.	15,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	88,437,000
	TOTAL INVESTMENTS --- 89.6% (IDENTIFIED COST $304,999,894)[3]	304,327,341
	OTHER ASSETS AND LIABILITIES --- NET --- 10.4%[4]	35,405,775
	TOTAL NET ASSETS --- 100%	$339,733,116

1	Represents the current interest rate for the floating security.
2	Discount rate at time of purchase.
3
At April 30, 2008, the cost of investments for federal tax purposes was $304,999,894.  The net unrealized depreciation of investments for federal tax purposes was $672,553.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $981,396 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,653,949.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008